Roundhill TSLA WeeklyPay ETF
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 26.6%		Shares	Value
Auto Manufacturers - 26.6%(a)
Tesla, Inc. (b)(c)		66,281	$29,476,486
TOTAL COMMON STOCKS (Cost $20,621,909)			29,476,486

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 47.9%		Par	Value
4.18%, 10/16/2025 (d)(e)		53,000,000	52,908,212
TOTAL U.S. TREASURY BILLS (Cost $52,908,212)			52,908,212

MONEY MARKET FUNDS - 0.1%		Shares	Value
First American Government Obligations Fund - Class X, 4.05% (f)		142,327	142,327
TOTAL MONEY MARKET FUNDS (Cost $142,327)			142,327

TOTAL INVESTMENTS - 74.6% (Cost $73,672,448)			82,527,025
Other Assets in Excess of Liabilities - 25.4%			28,073,942
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$110,600,967
two			–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.			–%

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(d)	The rate shown is the annualized yield as of September 30, 2025.
(e)	All or a portion of security has been pledged as collateral for swap contracts. The fair value of assets committed as collateral as of September 30, 2025 is $43,626,147.
(f)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Roundhill TSLA WeeklyPay ETF
Schedule of Total Return Swap Contracts
September 30, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Tesla, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 2.25%	Termination	03/19/2026	$97,075,260	$23,130,330
Net Unrealized Appreciation (Depreciation)							23,130,330

There are no upfront payments or receipts associated with total return swaps in the Fund as of September 30, 2025.

OBFR - Overnight Bank Funding Rate was 4.09% as of September 30, 2025.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Roundhill TSLA WeeklyPay ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$29,476,486	$–	$–	$29,476,486
U.S. Treasury Bills	–	52,908,212	–	52,908,212
Money Market Funds	142,327	–	–	142,327
Total Investments	$29,618,813	$52,908,212	$–	$82,527,025

Other Financial Instruments:
Total Return Swaps*	$–	$23,130,330	$–	$23,130,330
Total Other Financial Instruments	$–	$23,130,330	$–	$23,130,330

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of September 30, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.